Business Combinations (Tables)	12 Months Ended
Aug. 31, 2018
Disclosure of detailed information about business combination [line items]
Acquisition related costs
In connection with business combinations completed in fiscal 2017 and 2018, the company incurred acquisition-related costs of $1,054,000 and $2,484,000 respectively, which are presented as follows:

	Years ended August 31,
	2018	2017	2016

Selling and administrative expenses	$2,236	$1,054	$	‒
Interest and other expenses	248	‒		‒
	$2,484	$1,054	$	‒

Astellia SA [Member]
Disclosure of detailed information about business combination [line items]
Sales and net loss attributable to parent interest
The following table summarizes Astellia's contributed sales and net loss attributable to the parent interest for the period from January 26, 2018 to August 31, 2018:

Sales (1)	$16,377
Net loss attributable to the parent interest (1, 2)	$12,850

If the acquisition had occurred on September 1, 2017, consolidated pro forma sales and net loss attributable to the parent interest of the combined entities for the year ended August 31, 2018 would have been $292,134,000 and $18,768,000 respectively.

(1)	Includes acquisition-related deferred revenue fair value adjustment of $2,095,000.
(2)	Includes amortization of acquired intangible assets of $5,077,000.

Estimate of fair value of acquired net assets at the date of acquisition
The fair value of the total consideration was allocated based on an estimate of fair value of acquired net assets at the date of acquisition as follows:

Assets acquired
Accounts receivable	$16,374
Income taxes and tax credits recoverable	11,259
Inventories	3,045
Prepaid expenses	1,229
Property, plant and equipment	1,944
Core technologies	12,869
Customer relationships	8,381
Brand name	846
Other intangible assets	498
Other assets	1,402
57,847
Liabilities assumed
Accounts payable and accrued liabilities	11,068
Deferred revenue	4,748
Long-term debt (note 12)	8,888
Deferred income tax liabilities	2,692
Other liabilities	6,715
Net identifiable assets acquired	23,736

Goodwill	2,505
Fair value of the total consideration, net of cash acquired	$26,241

The fair value of the total consideration, net of cash acquired, consisted of the following at the acquisition date:

Cash paid net of cash acquired	$9,580
Fair value of shares held	12,967
Non-controlling interest (purchased in February 2018)	3,694
$26,241

Yenista Optics S.A.S [Member]
Disclosure of detailed information about business combination [line items]
Estimate of fair value of acquired net assets at the date of acquisition
The fair value of the total consideration was allocated based on the fair value of acquired net assets at the date of acquisition as follows:

Assets acquired
Accounts receivable	$1,889
Inventories	2,384
Property, plant and equipment	1,424
Core technologies	3,686
Customer relationships	811
In-process research and development	305
Other intangible assets	132
Prepaid expenses	171
10,802
Liabilities assumed
Accounts payable and accrued liabilities	1,035
Long-term debt (note 12)	2,143
Deferred income taxes	1,510
Net identifiable assets acquired	6,114
Goodwill	3,426
Fair value of the total consideration, net of cash acquired	$9,540

Absolute Analysis Inc [Member]
Disclosure of detailed information about business combination [line items]
Estimate of fair value of acquired net assets at the date of acquisition
The fair value of the total consideration transferred was allocated based on a final estimate of fair value of acquired net assets at the date of acquisition as follows:

Assets acquired
Core technology	$4,130
Other assets	236
4,366
Liability assumed
Deferred income taxes	279
Net identifiable assets acquired	4,087
Goodwill	4,403
Fair value of the total consideration transferred	$8,490

Ontology Partners Limited [Member]
Disclosure of detailed information about business combination [line items]
Estimate of fair value of acquired net assets at the date of acquisition
The fair value of the total consideration transferred was allocated based on a final estimate of fair value of acquired net assets at the date of acquisition as follows:

Assets acquired
Accounts receivable	$1,701
Core technology	3,802
Customer relationships	1,607
Other assets	37
7,147
Liabilities assumed
Accounts payable and accrued liabilities	3,343
Deferred revenue	211
Long-term debt	1,480
Net identifiable assets acquired	2,113
Goodwill	7,067
Fair value of the total consideration transferred, net of cash acquired	$9,180